Other investments - Movements in other investments (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Beginning balance	£ 40	£ 41
Exchange differences	3	(3)
Additions	15	5
Repayments and disposals	(2)	(1)
Fair value adjustment	(13)
Step acquisitions	(6)
Capitalised interest	1
Transfer	(1)	(2)
Ending balance	37	40
Loans
Disclosure of financial assets [line items]
Beginning balance	10	7
Exchange differences	2	0
Additions	6	5
Repayments and disposals	(1)	(1)
Fair value adjustment	0
Step acquisitions	0
Capitalised interest	1
Transfer	0	(1)
Ending balance	18	10
Others
Disclosure of financial assets [line items]
Beginning balance	30	34
Exchange differences	1	(3)
Additions	9	0
Repayments and disposals	(1)	0
Fair value adjustment	(13)
Step acquisitions	(6)
Capitalised interest	0
Transfer	(1)	(1)
Ending balance	£ 19	£ 30